Transactions with Related Parties (Details Narrative)	2 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		11 Months Ended		12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	May 08, 2020 USD ($)	Apr. 23, 2019 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Jul. 15, 2021 USD ($)	Jun. 22, 2020 shares	Jul. 27, 2020 USD ($) shares	Aug. 18, 2016 USD ($)	Aug. 18, 2016 EUR (€)	Dec. 03, 2020 EUR (€)	Nov. 30, 2018 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 31, 2022 USD ($)	Aug. 05, 2021 USD ($)	Dec. 03, 2020 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Lease liabilities													$ 952,000		$ 638,000
Depreciation, right-of-use assets													206,000		112,000	$ 112,000
Interest expense on lease liabilities													52,000		44,000	51,000
Payment of lease liability - principal and Interest Paid													314,000		229,000	47,000
Consulting Fees Expense													$ 329,000		243,000	191,000
Increase (decrease) in number of shares outstanding | shares							342,857
Par value per share | $ / shares													$ 0.004
Voting Rights													Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.	Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Borrowings													$ 31,303,000		36,552,000
Gains (losses) on change in fair value of derivatives													181,000		(1,647,000)	1,950,000
Interest expense													1,958,000		3,721,000	$ 3,603,000
Preferred shares [member]
Disclosure of transactions between related parties [line items]
Par value per share | $ / shares																$ 0.001
Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense									$ 224,000	€ 200,000	€ 400,000		$ 1,216,000		$ 1,772,000	$ 224,000
Amount of one-time cash bonus																			$ 1,500,000		$ 1,500,000
One time cash bonus payment		$ 1,000,000
Remaining of one time cash bonus payment		$ 500,000
Goldenmare Limited [member] | Preferred shares [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding | shares	10,000				50			250
Par value per share | $ / shares	$ 0.001				$ 0.001
Issue of preferred shares	$ 130,000				$ 150,000			$ 150,000
Voting Rights													As at December 31, 2021, and 2020, Goldenmare Limited owned 10,300 and 300, respectively, of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.	As at December 31, 2021, and 2020, Goldenmare Limited owned 10,300 and 300, respectively, of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.
Number of shares in entity held by entity or by its subsidiaries or associates | shares													10,300		300
Chairman of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party													3.70%	3.70%	0.40%
Firment Shipping Inc. [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding | shares				11,322
Par value per share | $ / shares				$ 0.004
Line Of Credit Facility Maximum Borrowing Capacity												$ 15,000,000
Description of borrowings												for the purpose of financing its general working capital needs
Credit facility collateral description													The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date	The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date
Borrowings, maturity												October 31, 2021
Line Of Credit Facility Drawndown Amounts Multiples												$ 100,000
Borrowings, interest rate												3.50%	7.00%
Borrowings Default Interest Rate												2.00%
Debt instrument conversion price description													The conversion price should equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00).	The conversion price should equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or, (ii) Two Hundred Eighty US Dollars ($280.00).
Borrowings				$ 3,100,000
Interest payable				$ 70,000
Debt Instrument Convertible Conversion Price | $ / shares				$ 280
Gains (losses) on change in fair value of derivatives				$ 117,000				220,000							$ 189,000	135,000
Repayments of current borrowings								$ 863,000
Interest expense															26,000	96,000
Firment Shipping Inc. [member] | Minimum [Member]
Disclosure of transactions between related parties [line items]
Proportion Of Ownership Interests Held By Controlling Party													40.00%	40.00%
Firment Shipping Inc. [member] | Amended And Restated Agreement [member]
Disclosure of transactions between related parties [line items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 14,200,000
Borrowings, maturity			October 31, 2021
Undrawn borrowing facilities															14,200,000
Eolos Shipmanagement S.A [member] | Daily rate [member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense						$ 1,000
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation													$ 105,000		80,000
Executive Director [member]
Disclosure of transactions between related parties [line items]
Accrued Directors Compensation													$ 985,000		1,739,000
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense														€ 26,000			$ 11,900	€ 10,360
Lease expiration date													Aug. 04, 2024	Aug. 04, 2024
Leases as lessee, related party transactions													$ 242,000		$ 141,000	$ 139,000
Credit adjustment of finance cost													$ 39,000
Cyberonica S.A. [member] | For 350 Square meters [member]
Disclosure of transactions between related parties [line items]
Lease liabilities																				$ 380,000		$ 674,000
Cyberonica S.A. [member] | For extra 552 Square meters [member]
Disclosure of transactions between related parties [line items]
Lease liabilities																				$ 632,000